Summarised financial information of subsidiaries with material non-controlling interests - Summarised balance sheets (Details) - CNY (¥)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current
Liabilities	¥ (541,657,000)	¥ (301,688,000)
Total current net assets/(liabilities)	(427,952,000)
Noncurrent
Assets	463,230,000	831,922,000
Liabilities	(221,705,000)	¥ (310,662,000)
Net assets/(liabilities)	¥ (186,422,000)
Subsidiaries with material non-controlling interests
Summarised financial information of subsidiaries with material non controlling interests
Proportion of non-controlling interests in subsidiaries with material non-controlling interests to total non-controlling interests (as a percent)	21.00%	84.00%	88.00%
Huizhou Pengai
Current
Assets	¥ 17,024,000	¥ 17,386,000	¥ 17,897,000
Liabilities	(15,541,000)	(3,655,000)	(4,432,000)
Total current net assets/(liabilities)	1,483,000	13,731,000	13,465,000
Noncurrent
Assets	3,868,000	2,046,000	2,429,000
Liabilities	(733,000)
Total noncurrent net assets	3,135,000	2,046,000	2,429,000
Net assets/(liabilities)	4,618,000	15,777,000	15,894,000
Shanghai Pengai
Current
Assets	13,772,000	13,641,000	17,168,000
Liabilities	(46,764,000)	(15,626,000)	(14,387,000)
Total current net assets/(liabilities)	(32,992,000)	(1,985,000)	2,781,000
Noncurrent
Assets	40,871,000	36,302,000	3,656,000
Liabilities	(29,040,000)	(31,607,000)
Total noncurrent net assets	11,831,000	4,695,000	3,656,000
Net assets/(liabilities)	(21,161,000)	2,710,000	6,437,000
Chengdu Yueji
Current
Assets		5,926,000	4,183,000
Liabilities		(14,033,000)	(6,267,000)
Total current net assets/(liabilities)		(8,107,000)	(2,084,000)
Noncurrent
Assets		10,303,000	11,803,000
Liabilities		(4,929,000)	(5,689,000)
Total noncurrent net assets		5,374,000	6,114,000
Net assets/(liabilities)		(2,733,000)	4,030,000
Pengai Xiuqi
Current
Assets	10,252,000	9,140,000	5,060,000
Liabilities	(33,393,000)	(11,464,000)	(9,250,000)
Total current net assets/(liabilities)	(23,141,000)	(2,324,000)	(4,190,000)
Noncurrent
Assets	26,429,000	22,437,000	27,838,000
Liabilities			(2,262,000)
Total noncurrent net assets	26,429,000	22,437,000	25,576,000
Net assets/(liabilities)	3,288,000	20,113,000	21,386,000
Haikou Pengai
Current
Assets	4,546,000	3,033,000	2,226,000
Liabilities	(23,484,000)	(14,405,000)	(12,738,000)
Total current net assets/(liabilities)	(18,938,000)	(11,372,000)	(10,512,000)
Noncurrent
Assets	18,964,000	22,783,000	25,174,000
Liabilities	(5,808,000)	(6,144,000)	(6,458,000)
Total noncurrent net assets	13,156,000	16,639,000	18,716,000
Net assets/(liabilities)	(5,782,000)	5,267,000	8,204,000
Shenzhen Yueji
Current
Assets		16,593,000	17,627,000
Liabilities		(19,481,000)	(20,648,000)
Total current net assets/(liabilities)		(2,888,000)	(3,021,000)
Noncurrent
Assets		4,335,000	9,153,000
Total noncurrent net assets		4,335,000	9,153,000
Net assets/(liabilities)		1,447,000	6,132,000
Shenzhen Yuexin
Current
Assets		2,352,000	2,125,000
Liabilities		(22,614,000)	(21,540,000)
Total current net assets/(liabilities)		(20,262,000)	(19,415,000)
Noncurrent
Assets		29,033,000	33,742,000
Liabilities		(14,019,000)	(16,256,000)
Total noncurrent net assets		15,014,000	17,486,000
Net assets/(liabilities)		(5,248,000)	(1,929,000)
Nanchang Pengai
Current
Assets		3,985,000	4,426,000
Liabilities		(1,133,000)	(1,305,000)
Total current net assets/(liabilities)		2,852,000	3,121,000
Noncurrent
Assets		780,000	893,000
Total noncurrent net assets		780,000	893,000
Net assets/(liabilities)		3,632,000	4,014,000
Yantai Pengai Jiayan Cosmetic Surgery Hospital Co., Ltd
Current
Assets	3,753,000	14,806,000	13,614,000
Liabilities	(31,845,000)	(24,410,000)	(23,564,000)
Total current net assets/(liabilities)	(28,092,000)	(9,604,000)	(9,950,000)
Noncurrent
Assets	33,234,000	35,387,000	38,441,000
Liabilities	(17,086,000)	(17,748,000)	(18,299,000)
Total noncurrent net assets	16,148,000	17,639,000	20,142,000
Net assets/(liabilities)	¥ (11,944,000)	8,035,000	10,192,000
Ninghai Pengai
Current
Assets		1,055,000	1,696,000
Liabilities		(1,397,000)	(1,060,000)
Total current net assets/(liabilities)		(342,000)	636,000
Noncurrent
Assets		3,342,000	3,856,000
Liabilities		(88,000)	(424,000)
Total noncurrent net assets		3,254,000	3,432,000
Net assets/(liabilities)		¥ 2,912,000	¥ 4,068,000